CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 1,037	$ 1,284	$ 579
Accounts receivable, net	295	110	122
Inventory, net	419	186	162
Prepaid expenses and other current assets	61	104	125
Total current assets	1,812	1,684	988
Property and equipment, net	0	1	7
Other assets, net of accumulated amortization	1,579	1,684	1,894
Total assets	3,391	3,369	2,889
Current liabilities:
Senior secured note payable, net of debt discount of $142 at December 31, 2013		0	1,358
Accounts payable	988	835	1,073
Accrued expenses	306	342	365
Deferred revenue, current portion	70	70	703
Total current liabilities	1,364	1,247	3,499
Warrant liability	7,574	7,386	3,109
Long-term portion of deferred revenue	382	417	0
Total liabilities	$ 9,320	$ 9,050	$ 6,608
Commitments and Contingencies
Stockholders' deficit:
Preferred stock, $.001 par value; 5,000,000 shares authorized at June 30, 2015 and December 31, 2014; no shares issued and outstanding at June 30, 2015 and December 31, 2014	$ 0	$ 0	$ 0
Common stock, $.001 par value; 90,000,000 shares authorized at June 30, 2015 and December 31, 2014; 32,227,939 and 30,391,513 shares issued and outstanding at June 30, 2015 and December 31, 2014, respectively	32	30	18
Additional paid-in capital	109,705	108,382	102,983
Accumulated other comprehensive income	71	72	74
Accumulated deficit	(115,737)	(114,165)	(106,794)
Total stockholders' deficit	(5,929)	(5,681)	(3,719)
Total liabilities and stockholders' deficit	$ 3,391	$ 3,369	$ 2,889